Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,162,000,000	$ 1,568,000,000
Receivables	350,000,000	508,000,000
Income taxes receivable	145,000,000	42,000,000
Inventories	1,032,000,000	1,061,000,000
Prepaid expenses	60,000,000	38,000,000
Current assets	2,749,000,000	3,217,000,000
Property, plant and equipment	3,982,000,000	4,100,000,000
Timber licences	351,000,000	368,000,000
Goodwill and other intangible assets	2,358,000,000	2,440,000,000
Export duty deposits	354,000,000	242,000,000
Other assets	175,000,000	58,000,000
Deferred income tax assets	4,000,000	8,000,000
Assets	9,973,000,000	10,433,000,000
Current liabilities
Payables and accrued liabilities	722,000,000	848,000,000
Current portion of long-term debt	0	0
Current portion of reforestation and decommissioning obligations	58,000,000	46,000,000
Income taxes payable	12,000,000	312,000,000
Current liabilities	792,000,000	1,206,000,000
Long-term debt	499,000,000	499,000,000
Other liabilities	268,000,000	360,000,000
Deferred income tax liabilities	795,000,000	712,000,000
Liabilities	2,354,000,000	2,777,000,000
Shareholders’ Equity
Share capital	2,667,000,000	3,402,000,000
Retained earnings	5,284,000,000	4,503,000,000
Accumulated other comprehensive loss	(332,000,000)	(249,000,000)
Shareholders’ equity	7,619,000,000	7,656,000,000
Liabilities and shareholders' equity	$ 9,973,000,000	$ 10,433,000,000